December 7, 2012

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attn: Pamela Long

Sherry Haywood

Tracey McKoy

Terence O’Brien

Re:	TRI Pointe Homes, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted November 7, 2012

CIK No. 1561680

Ladies and Gentlemen:

TRI Pointe Homes, Inc. (the “Company”) has today submitted with the Securities and Exchange Commission (the “Commission”) for confidential non-public review Amendment No. 1 (“Amendment No. 1”) to its draft Registration Statement on Form S-1 (the “Registration Statement”). On behalf of the Company, we hereby respond to the comments raised by the staff of the Commission (the “Staff”) in a letter dated December 4, 2012 from Ms. Pamela Long, Assistant Director. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response. We will also provide courtesy copies of Amendment No. 1, as submitted and marked with the changes from the original submission of the Registration Statement.

General

1.	We may have further comments once items that are currently blank, such as portions of the prospectus cover page, artwork, use of proceeds, capitalization and dilution sections, are completed or provided.

Response: The Staff’s comment is duly noted.

2.	Prior to the effectiveness of the registration statement, please arrange to have FINRA call us or provide us with a letter indicating that FINRA has cleared the filing.

Response: The Staff’s comment is duly noted.

Securities and Exchange Commission

Division of Corporation Finance

December 7, 2012

3.	Please note that we may have comments on or relating to the Agreement and Plan of Merger, Registration Rights Agreement, legal opinion, list of subsidiaries and other exhibits once they are filed. Please understand that we will need adequate time to review these materials before effectiveness.

Response: The Staff’s comment is duly noted.

Summary, page 2

Our Company, page 1

4.	Please revise to briefly discuss the formation transactions between TPH LLC and TRI Pointe Homes, Inc., and your relationship with Starwood Fund.

Response: The requested disclosure has been added to pages 1 and 112 in accordance with the Staff’s comment.

5.	We note disclosure of your $150 million equity commitment from a fund affiliated with Starwood Capital Group. Please revise to discuss the contributions Starwood has made under this agreement and the material terms of this agreement, including the “contingently redeemable” portion of the contributions. Please also file your equity commitment agreement and include such agreement in the exhibit index. We may have further comments.

Response: We have revised the disclosure on pages 2 and 113 to indicate that, as of September 30, 2012, the Starwood Fund had contributed the entire $150 million of its capital commitment. The Starwood Fund has no obligation to make further capital contributions. In addition, in November 2012, the Company’s contingent obligation under the limited liability company operating agreement (the “Operating Agreement”) of TRI Pointe Homes, LLC to return $37.0 million of the Starwood Fund’s capital contributions was terminated. The Starwood Fund made its capital commitment and capital contributions pursuant to the Operating Agreement of TRI Pointe Homes, LLC. Immediately prior to the completion of the offering, TRI Pointe Homes, LLC will merge with and into TRI Pointe Homes, Inc. and its separate existence will cease. Upon such merger, the Amended and Restated Certificate of Incorporation and Amended and Restated Bylaws of TRI Pointe Homes, Inc. shall govern the corporate affairs of the Company and will define the rights of stockholders, including investors purchasing shares of common stock in the offering, and the Operating Agreement of TRI Pointe Homes, LLC will be of no force or effect. As a result, we respectfully submit that the terms of the Operating Agreement of TRI Pointe Homes, LLC are not material to investors in the offering.

Securities and Exchange Commission

Division of Corporation Finance

December 7, 2012

6.	We note disclosure of your revenues. Please include disclosure in this section regarding the history of losses of TRI Pointe Homes, LLC.

Response: The requested disclosure has been added to pages 2 and 113 in accordance with the Staff’s comment.

Market Opportunity, page 2

7.	The favorable information provided here is too detailed for a summary. In addition, you already discuss your view that the national housing market is recovering under “Focus on High Growth Core Markets …” on page 4. Please revise to place the “Market Opportunity” information elsewhere in the prospectus, such as in the Business section. You may wish to include an appropriate cross reference from the Summary to the Business section where this detailed information will appear.

Response: The Company acknowledges the Staff’s comment that the Market Opportunity section is too detailed for the summary section and, as a result, the disclosure in this section as reflected in Amendment No. 1 has been revised to an “Industry Overview” and has been shortened significantly. The Company respectfully believes that the inclusion of a summary of the current housing market in which the Company operates or intends to operate is material information for investors, as the state of the market has direct implications on the likely success or failure of the Company. As noted, the revised Industry Overview has been significantly shortened from what was previously contained in the Market Opportunity section included in the originally submitted Registration Statement, as well as tempered with a more balanced discussion than the prior version. Moreover, we note that the inclusion of such an Industry Overview in the summary section is consistent with the presentation of similar market opportunity information in the initial public offering prospectuses of many other companies, particularly those in the real estate industry.

Description of Completed Projects and Communities under Development, page 9

8.	We note from your website at http://www.tripointehomes.com/Our-Communities.cfm that you include The Linden and Shoals in your Southern California communities. Please tell us why these communities appear on your website but not in your filing.

Response: The Company has advised that the Linden and Shoals are the communities that comprise the Company’s fee building project called Lagunitas, in Carpenteria, California, which is referenced in the table captioned “Description of Completed Projects and Communities under Development” on page 9.

Implications of Being an Emerging Growth Company, page 12

9.	Please revise this section to clearly state your election under Section 107(b) of the JOBS Act to use the extended transition period for complying with new or revised accounting

Securities and Exchange Commission

Division of Corporation Finance

December 7, 2012

standards under Section 102(b)(1). We note disclosure on page 12, including the third bullet point, which outlines “eligible” exemptions for emerging growth companies.

Response: The referenced disclosure has been revised on page 12 in accordance with the Staff’s comment to indicate that the Company is electing to opt out of the exemption from compliance with new or revised financial accounting standards.

10.	Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company has advised us that it is not anticipated that any “testing the waters” materials will be used in connection with the offering and that it is not aware of any research reports that may be issued. In the event any such materials are used or reports produced, the Company has advised us that it shall provide the Staff with copies in accordance with the Staff’s comment.

Risks Related to Conflicts of Interest, page 24

11.	Please amend your disclosure on page 25 to discuss whether you pay fees to Starwood Capital Group for access to its personnel despite not having any contractual rights. If you pay fees to Starwood Capital Group please include a discussion in MD&A of the fees and expected fees in the future after the transaction.

Response: The Company does not pay any fees to Starwood Capital Group. Disclosure has been added to pages 26 and 146 regarding the reimbursement to Starwood Capital Group of certain out-of-pocket expenses. Because the Company does not pay fees to Starwood Capital Group, a discussion regarding fees has not been included in the section captioned “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

Capitalization, page 38

12.	Please provide disclosure describing the formation transactions considered in your adjusted numbers. Clearly present amounts required to calculate the adjusted numbers.

Response: The requested disclosure has been added to page 40 in accordance with the Staff’s comment.

Securities and Exchange Commission

Division of Corporation Finance

December 7, 2012

Nine Months Ended September 30, 2012 Compared to Nine Months Ended September 30, 2011, page 47

13.	Please tell us whether your backlog of $46 million as of September 31, 2012, was reduced to reflect your cancellation rate of 17%. If not, please amend your filing to disclose that your backlog amount was not adjusted for possible cancellations.

Response: Backlog reflects the number of homes for which we have entered into a sales contract with a customer but for which we have not yet delivered a home. The dollar value of backlog is provided as of a specific date and is net of any cancellations which have occurred prior to the date of the dollar value of backlog. The dollar value of backlog for a subsequent period increases based on new home orders during the period, net of cancellations of new home orders during and from the previous period and decreases for new homes delivered during the period. Disclosure has been added to page 49 that indicates that additional cancellations may occur.

Contractual Obligations Table, page 62

14.	Please expand your discussion of purchase obligations to clarify whether the amounts include the remaining purchase price on all land purchase and land option contracts with non-refundable deposits, or whether you distinguish based on the likelihood of purchase or other criteria.

Response: The requested disclosure has been added, beginning on page 63, in accordance with the Staff’s comment.

Real Estate Inventories and Cost of Sales, page 64

15.	Please revise to disclose how frequently and under what circumstances you review your real estate assets at each community for indicators of impairment. Disclose which communities, if any, had indications of impairment during the periods presented or subsequently and therefore received detailed budget and cash flow review and further impairment testing. Tell us supplementally whether you had any communities for which estimated future undiscounted cash flows were close to the carrying value.

Response: The referenced disclosure has been revised on page 67 in accordance with the Staff’s comment. The Company did not have any project for the nine months ended September 30, 2012 and the years ended December 31, 2011 and 2010 for which estimated future undiscounted cash flows were close to its carrying value. As disclosed in the section captioned “Our Business,” the Company was formed on September 24, 2010, and is not burdened by underperforming assets or legacy issues that certain homebuilders have experienced.

16.	With regard to impairment evaluations, you disclose fair value is determined based on discounted cash flows “or other valuation techniques.” Please describe the other

Securities and Exchange Commission

Division of Corporation Finance

December 7, 2012

techniques to us and explain your accounting policy for determining which valuation methods to use.

Response: The Company does not utilize other valuation techniques. Accordingly, the referenced disclosure has been revised on page 67 and elsewhere in Amendment No. 1 to remove any reference to other valuation techniques.

Our Business, page 109

17.	Please describe the history of your organization including the year you were organized and the general development of your predecessors. See Item 101(a)(1) of Regulation S-K. We note the organizational chart on page 139. Please include such chart in this section. We also note the disclosure in exhibit 21.1 in the exhibit index. Please describe your organization, including your subsidiaries, upon the completion of the offering.

Response: The requested disclosure regarding the history of the Company’s organization has been added to page 112 in accordance with the Staff’s comment. The organizational chart and related disclosures have been moved to pages 126 and 127, and the requested disclosure regarding the Company’s organization, including its subsidiaries, has been added to page 127 in accordance with the Staff’s comment.

Principal Stockholders, page 144

18.	Please explain to us supplementally what you intend to disclose in the table as shares beneficially owned by the directors, director nominees and executive officers. The footnotes suggest that you are both including and excluding shares to be received by Bauer, Mitchell and Grubbs in connection with the reorganization. We also note that you are excluding restricted stock units and options to purchase shares under the 2012 Long-Term Incentive Plan. Please tell us supplementally your basis for excluding shares under Item 403 of Regulation S-K and Exchange Act Rule 13d-3. Note that you may have to disclose beneficial ownership of unissued shares that persons have a right to acquire under Rule 13d-3(d).

Response: Consistent with Item 403 of Regulation S-K and Exchange Act Rule 13d-3(d), the table will include all shares that a person beneficially owns or has the right to acquire beneficial ownership of within 60 days. Shares underlying incentive units, restricted stock units and options that a person has a right to acquire at some future date, but not within 60 days, will be disclosed in the footnotes to the table. As noted on page 141, once vested, restricted stock units will be settled for an equal number of shares of common stock.

Securities and Exchange Commission

Division of Corporation Finance

December 7, 2012

Description of Capital Stock, page 148

19.	Please revise the first paragraph under this heading to remove the qualification of your disclosure by reference to items outside of the prospectus. Please see Rule 411(a) of Regulation C.

Response: The referenced disclosure has been revised on page 152 in accordance with the Staff’s comment.

Consolidated Statements of Operations, page F-8

20.	Please revise to present pro forma earnings (loss) per share, along with footnote disclosure explaining how you considered the formation transactions and their impact on your equity accounts on your calculation. Clearly disclose how you treat the common units subject to redemption, as well as any necessary pro forma adjustments to reflect income taxes. Disclose pro forma earnings (loss) per shares in your selected financial data as well.

Response: The consolidated financials statements have been revised on page F-8 to show the unaudited pro forma loss per share, additional discussion has been added on page F-13, and new note 11 has been added, beginning on page F-26, to disclose the treatment of the common units subject to redemption and the pro forma impact of income taxes, in accordance with the Staff’s comment. In addition, the pro forma loss per share has been added to the sections captioned “Summary—Summary of Selected Financial Data” and “Selected Financial Data” on pages 15 and 44 in accordance with the Staff’s comment. The numbers will be included in a subsequent filing of the Registration Statement that contains a price range for the offering of the shares on the cover page of the preliminary prospectus.

21.	Provide a subsequent event footnote to discuss the pending transactions and their expected impact on your financial statements.

Response: The requested disclosure has been added to page F-5 in accordance with the Staff’s comment.

Note 8 – Commitments and Contingencies, page F-24

22.	Please revise to clarify, if true, that you could be obligated to reimburse an issuer of a bond in the event any such bond is called.

Response: The requested disclosure has been added to page F-24 in accordance with the Staff’s comment.

Securities and Exchange Commission

Division of Corporation Finance

December 7, 2012

*        *        *         *        *

We believe that the proposed modifications to the Registration Statement, and the supplemental information contained herein, are responsive to the Staff’s comments. Please direct any further communications relating to this filing to the undersigned at (212) 839-5374 or Michael A. Gordon at (312) 853-2217.

Very truly yours,

/s/ J. Gerard Cummins

J. Gerard Cummins

cc:	Douglas F. Bauer Thomas J. Mitchell Michael D. Grubbs Michael A. Gordon Dhiya El-Saden